INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Deferred income tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ 448,215	$ 792,934
Actions for Recourse Tax Receivable	888	2,765
Total deferred tax liability, net	447,327	790,169
Net deferred tax assets	(13,815)	(7,698)
Net deferred tax liabilities	461,142	797,867
Currency translation adjustments	(1,901)
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(494,367)	(94,690)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(16,783)	(27,971)
Legal Claims and contingent liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(7,316)	(9,386)
PP&E, intangible assets and right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	622,539	666,335
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	13,632	7,589
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	330,668	256,107
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	(158)	$ (5,050)
Telecom Argentinas | Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities, net	$ (494,367)